Note 14 - Deferred Tax Assets and Liabilities Significant Components (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets
Pension and postretirement obligations	$ 187	$ 221
Restructuring programs	3	5
Foreign tax credit	314	258
Inventories	14	20
Investment tax credit	80	100
Employee deferred compensation	46	43
Depreciation	62	45
Research and development costs	188	232
Tax loss carryforwards	380	355
Other deferred revenue	13	13
Other	112	111
Total deferred tax assets	1,399	1,403
Deferred tax liabilities
Leasing	1	7
Goodwill/Intangibles	49	51
Unremitted foreign earnings	121	176
Total deferred tax liabilities	171	234
Net deferred tax assets before valuation allowance	1,228	1,169
Valuation allowance	1,201	1,127
Net deferred tax assets	$ 27	$ 42